Note 24 - Selected Quarterly Financial Data (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2016
Notes Tables
Quarterly Financial Information [Table Text Block]
	For the Quarter Ending
	March 31	June 30	September 30	December 31
2016:
Tc99m tilmanocept sales revenue	$9	$4	$18	$9
Tc99m tilmanocept license revenue	254	246	1,296	—
Grant and other revenue	686	917	511	1,022
Gross profit	947	1,166	1,821	975
Operating expenses	4,705	3,407	2,731	4,215
Loss from operations	(3,758)	(2,241)	(910)	(3,240)
Loss from continuing operations	(2,682)	(817)	(1,761)	(2,118)
Gain (l oss) from discontinued operations, net of tax	(1,004)	(5,865)	1,702	(1,764)
Net loss attributable to common stockholders	(3,686)	(6,681)	(59)	(3,882)
Loss per common share (basic and diluted) (1) :
Continuing operations	$(0.02)	$0.00	$(0.01)	$(0.01)
Discontinued operations	$0.00	$(0.04)	$0.01	$(0.01)
Attributable to common stockholders	$(0.02)	$(0.04)	$(0.00)	$(0.02)

2015:
Tc99m tilmanocept sales revenue	$4	$—	$9	$6
Tc99m tilmanocept license revenue	83	250	550	250
Grant and other revenue	190	654	477	540
Gross profit	276	904	1,034	796
Operating expenses	6,900	4,348	5,947	4,256
Loss from operations	(6,623)	(3,443)	(4,912)	(3,463)
Loss from continuing operations	(5,983)	(8,171)	(6,509)	(1,946)
Loss from discontinued operations, net of tax	(1,309)	(1,520)	(1,562)	(564)
Net loss attributable to common stockholders	(7,337)	(9,691)	(8,071)	(2,510)
Loss per common share (basic and diluted) (1) :
Continuing operations	$(0.04)	$(0.05)	$(0.04)	$(0.02)
Discontinued operations	$(0.01)	$(0.01)	$(0.01)	$0.00
Attributable to common stockholders	$(0.05)	$(0.06)	$(0.05)	$(0.02)